LEASES - Components of lease expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating lease costs	$ 40,561	$ 40,561	$ 162,243	$ 162,243
Total lease cost	$ 40,561	$ 40,561	$ 162,243	$ 162,243